SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION

(15) SEGMENT INFORMATION

The Group operates Hotel and Air segments. All of the Group’s long-lived assets are located in the PRC. These reportable segments are business units that offer different services that are managed separately because each requires different service provision and marketing strategies.

The Hotel segment provides hotel reservation services to customers and the Air segment provides air ticket booking services to customers. Other segment provides internet-related advertising services and other travel services such as travel insurance.

The Group determines its segments based on how the Group’s chief operating decision maker manages the Group’s business, makes operating decisions and evaluates operating performance. The Group allocates settlement processing function charges to Hotel and Air segments and also the share-based compensation from the Other segment to Corporate to determine the segment profit or loss. A summary of the results of the reportable segments is as follows:

	Year ended December 31 2011
	Hotel	Air	Other	Corporate	Total
Revenues	447,876,567	125,094,628	52,027,719	—	624,998,914
Business tax and surcharges	(24,633,211)	(6,880,205)	(7,308,516)	—	(38,821,932)
Cost of services *	(84,039,659)	(60,595,087)	(8,855,068)	(1,374,392)	(154,864,206)
Service development expenses *	(33,630,403)	(7,543,224)	(13,899,801)	(42,023,393)	(97,096,821)
Unallocated operating expenses:
Sales and marketing	—	—	—	(230,945,011)	(230,945,011)
General and administrative	(5,999,791)	(4,366,354)	(103,494)	(42,769,472)	(53,239,111)
Amortization of intangibles	—	—	—	(547,200)	(547,200)
Charges related to property and equipment	—	—	—	(152,412)	(152,412)

(Loss)/income from operations	299,573,503	45,709,758	21,860,840	(317,811,880)	49,332,221

Total other income	—	—	—	1,315,198	1,315,198

(Loss)/income from operations before income taxes	299,573,503	45,709,758	21,860,840	(316,496,682)	50,647,419

*	Depreciation expense of RMB10,216,747 and RMB3,052,706 is included in Cost of services and Service development expenses for the Hotel and Air segments. No depreciation expense is included in the Other and Corporate segments.

	Year ended December 31, 2010
	Hotel	Air	Other	Corporate	Total
Revenues	346,448,868	123,092,052	42,477,663	—	512,018,583
Business tax and surcharges	(17,447,565)	(6,770,063)	(5,884,319)	—	(30,101,947)
Cost of services *	(59,774,578)	(65,686,554)	(10,236,598)	(1,192,063)	(136,889,793)
Service development expenses *	(24,104,919)	(7,486,971)	(12,053,536)	(36,400,412)	(80,045,838)
Unallocated operating expenses:
Sales and marketing	—	—	—	(167,322,622)	(167,322,622)
General and administrative	(2,704,069)	(5,816,013)	—	(41,424,914)	(49,944,996)
Amortization of intangibles	—	—	—	(642,453)	(642,453)

(Loss)/income from operations	242,417,737	37,332,451	14,303,210	(246,982,464)	47,070,934

Total other expenses	—	—	—	(19,550,361)	(19,550,361)

(Loss)/income from operations before income taxes	242,417,737	37,332,451	14,303,210	(266,532,825)	27,520,573

*	Depreciation expense of RMB7,392,731 and RMB3,353,680 is included in Cost of services and Service development expenses for the Hotel and Air segments. No depreciation expense is included in the Other and Corporate segments.

	Year ended December 31, 2009
	Hotel	Air	Other	Corporate	Total
Revenues	256,830,079	96,035,494	26,666,459	—	379,532,032
Business tax and surcharges	(12,841,504)	(5,281,952)	(3,515,054)	—	(21,638,510)
Cost of services *	(42,813,077)	(56,600,637)	(6,683,790)	(837,280)	(106,934,784)
Service development expenses *	(15,175,454)	(5,347,386)	(8,910,568)	(28,688,100)	(58,121,508)
Unallocated operating expenses:
Sales and marketing	—	—	—	(133,195,446)	(133,195,446)
General and administrative	(3,770,297)	(3,770,297)	—	(40,129,451)	(47,670,045)
Amortization of intangibles	—	—	—	(653,439)	(653,439)
Charges related to property and equipment and intangible assets	—	—	—	(71,635)	(71,635)

(Loss)/income from operations	182,229,747	25,035,222	7,557,047	(203,575,351)	11,246,665

Total other income	—	—	—	12,437,008	12,437,008

(Loss)/income from operations before income taxes	182,229,747	25,035,222	7,557,047	(191,138,343)	23,683,673

*	Depreciation expense of RMB6,499,125 and RMB4,057,761 is included in Cost of services and Service development expenses for the Hotel and Air segments. No depreciation expense is included in the Other and Corporate segments.